Rental Equipment (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Mar. 31, 2022
Rental Equipment
Accumulated depreciation	$ 26,000	$ 0	$ 45,000
Accumulated depreciation	(26,000)	0	(45,000)
Rental equipment impairment charges	$ 98,000
Accumulated depreciation			$ 19,000	$ 0